PGIM ETF TRUST

PGIM Active High Yield Bond ETF

PRUDENTIAL INVESTMENT PORTFOLIOS, Inc. 15

PGIM High Yield Fund

PGIM ESG High Yield Fund

PGIM Short Duration High Yield Income Fund

(each, a “Fund” and collectively the “Funds”)

Amendment dated December 10, 2024

to each Fund’s Currently Effective Summary Prospectus, Prospectus and

Statement of Additional Information (SAI)

You should read this Amendment in conjunction with each Fund’s Summary Prospectus, Prospectus and SAI, as applicable, and retain it for future reference.

Effective immediately, Mr. Ryan Kelly will no longer serve as a portfolio manager of the Funds.

To reflect this change, all references and information pertaining to Mr. Kelly are hereby removed from each Fund's Summary Prospectus, Prospectus and SAI effective immediately.

LR1493